Oppenheimer
Total Return Fund, Inc.

Prospectus dated April 30, 2002

                                                              Oppenheimer  Total  Return  Fund,  Inc.  is a  mutual
                                                              fund that  seeks high total  return,  which  includes
                                                              capital  appreciation  in the value of its  shares as
                                                              well as income.  It  emphasizes  investment in common
                                                              stocks   of   medium    and   large    capitalization
                                                              companies.
                                                              This  Prospectus   contains   important   information
                                                              about  the  Fund's  objective,   and  its  investment
                                                              policies,  strategies  and  risks.  It also  contains
                                                              important  information  about  how  to buy  and  sell
                                                              shares  of  the  Fund  and  other  account  features.
                                                              Please  read this  Prospectus  carefully  before  you
                                                              invest  and keep it for future  reference  about your
                                                              account.
As  with  all  mutual  funds,   the   Securities  and
Exchange  Commission  has not approved or disapproved
the  Fund's  securities  nor has it  determined  that
this  Prospectus  is  accurate or  complete.  It is a
criminal offense to represent otherwise.

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CONTENTS

                  ABOUT THE FUND
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                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------------------------------------------

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares
                  Class Y Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Retirement Plans

                  How to Sell Shares
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks high total return.

WHAT DOES THE FUND  MAINLY  INVEST IN? The Fund  invests  mainly in equity  securities  for the  purpose of seeking capital  appreciation,  but may also  invest  in debt  securities  to seek  income  when  economic  conditions  are appropriate.  Equity  securities such as common stocks,  preferred  stocks and securities  convertible  into common stocks are held by the Fund for  capital  growth,  while  stocks  that pay  dividends  or debt  securities  such as corporate bonds,  notes and debentures and U.S.  government  securities are held for income  purposes.  Most of the
Fund's equity investments are common stocks.

         The Fund does not allocate its investments  among equity and debt  securities in any fixed ratio,  and the relative  allocation  will vary over time,  depending  on where the best  opportunities  are to pursue total return according to the judgment of the Fund's investment Manager,  OppenheimerFunds,  Inc. At certain times, the Fund may be invested  predominantly  in equity  securities.  While the Fund does not limit its  investments to securities of issuers in a particular  capitalization range or ranges, the Fund's equity investments  primarily are in medium and large capitalization issuers, defined as $2.5 billion or more.

HOW DO THE PORTFOLIO  MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting  securities for purchase or sale by the Fund,  the Fund's  portfolio  managers use an  investment  process that  combines  both "value" and "growth"
investment  styles.  They use a value  strategy to find issuers whose  securities are believed to be undervalued in the marketplace,  in relation to factors such as the ratio of the stock's price to the issuer's  earnings.  A lower price/earnings  ratio would  suggest an  undervalued  stock.  A growth  investing  style  encompasses  a search for companies  whose stock price is expected to increase at a greater rate than the overall  market.  These issuers may be entering a growth phase,  marked by increases in earnings,  sales,  cash flows, or other factors,  which suggest that the stock may increase in value over time.

         The portfolio  managers  construct the portfolio using a "bottom up" approach,  focused on the fundamental prospects of individual  companies and issuers,  rather than on broad economic trends  affecting entire markets and industries.  The portfolio  managers  focus on factors that may vary over time and in particular  cases.  Currently they look for:

o        Individual stocks that are attractive based on fundamental stock analysis and company characteristics;
o        Growth stocks having high earnings potential and earnings and sales momentum;
o        Dividend-paying common stocks of established companies for income;
o        Stocks with a longer time horizon of investment between 3 to 5 years.

         The portfolio  managers monitor  individual issuers for changes in profit margins or slowing revenues that might  affect  future  cash flows or growth.  The  existence  of these  changes in a  particular  case may trigger a decision to sell the security. This approach may change over time.

WHO IS THE FUND DESIGNED FOR? The Fund is designed  primarily for investors  seeking total  investment  return from capital  appreciation  and income  over the long  term.  Those  investors  should be willing to assume the risks of short-term  share  price  fluctuations  that are  typical  for a  moderately  aggressive  fund  having  substantial investments in stocks.  Since the Fund's income level will fluctuate,  it is not designed for investors  needing an assured  level of current  income.  Because  of its focus on  long-term  growth,  the Fund may be  appropriate  for retirement plans. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All  investments  have some  degree of risk.  The Fund's  investments  are subject to changes in their value from a number of factors,  described below.  There is also the risk that poor security selection by the Manager will cause the Fund to underperform other funds having similar objectives.

         Changes in the overall  market  prices of  securities  and the income they pay can occur at any time.  The share price of the Fund will change daily based on changes in market  prices of securities  and market  conditions, and in response to other economic events.

         RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price, and their short-term  volatility at times may be great.  Because the Fund  typically  invests a substantial  portion of its assets in common stocks and other equity securities,  the value of the Fund's  portfolio will be affected by changes in the stock markets.  Market risk will affect  the  Fund's  net asset  value per  share,  which  will  fluctuate  as the  values of the  Fund's  portfolio securities change.

         A variety of factors can affect the price of a  particular  stock and the prices of  individual  stocks do not all move in the same direction  uniformly or at the same time.  Different stock markets may behave  differently from each other. In particular,  because the Fund currently focuses its stock investments in U.S. issuers,  it will be primarily affected by changes in U.S. stock markets.

         Additionally,  stocks of  issuers  in a  particular  industry  may be  affected  by  changes  in  economic conditions,  or by changes in government regulations,  availability of basic resources or supplies, or other events that affect that industry  more than others.  To the extent that the Fund  increases  the relative  emphasis of its investments  in a  particular  industry,  its share  values may  fluctuate  in  response to events  affecting  that industry.

         Other factors can affect a particular  stock's price,  such as poor earnings  reports by the issuer,  loss of major  customers,  major  litigation  against the issuer,  or changes in  government  regulations  affecting the issuer.  The Fund can invest in securities of large- and medium-size  companies but it can also buy stocks of small companies, which may have more volatile stock prices than stocks of larger companies.

o        Risk of Growth Stocks. Stocks of growth companies,  particularly newer companies,  may offer opportunities for greater capital  appreciation but may be more volatile than stocks of larger,  more established  companies.  If the company's  earnings  growth or stock price fails to increase as expected,  the stock price of a growth  company may decline sharply.

         RISKS OF VALUE  INVESTING.  In using a value investing  style,  there is the risk that the market will not recognize  that the  securities  selected are  undervalued  and they might not  appreciate  in value in the way the
Manager anticipates.

         CREDIT  RISK.  Debt  securities  are subject to credit  risk.  Credit  risk  relates to the ability of the issuer of a security to make  interest  and  principal  payments on the security as they become due. A downgrade in an  issuer's  credit  rating  or  other  adverse  news  about an  issuer  can  reduce  the  value of that  issuer's securities.  If the issuer fails to pay interest,  the Fund's  income might be reduced,  and if the issuer fails to repay  principal,  the  value of that  security  and of the  Fund's  shares  might be  reduced.  While  the  Fund's investments in U.S.  government  securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield lower-grade debt securities, are subject to risks of default.

         To the extent the Fund  invests in  securities  below  investment  grade to seek high  income,  the Fund's credit  risks are  greater  than those of funds that buy only  investment-grade  bonds.  Securities  that are below investment  grade  (these are  sometimes  called "junk  bonds") may be subject to greater  price  fluctuations  and greater risks of loss of income and principal than investment-grade  debt securities.  Securities that are (or that have  fallen)  below  investment  grade are exposed to a greater  risk that the  issuers  might not meet their debt obligations. These risks can reduce the Fund's share prices and the income it earns.

o        Interest Rate Risks.  The values of debt securities  including U.S.  government  securities are subject to change when  prevailing  interest  rates  change.  When  interest  rates fall,  the values of  already-issued  debt securities  generally rise. When interest rates rise, the values of already-issued debt securities  generally fall.
The magnitude of these  fluctuations  will often be greater for longer-term debt securities than  shorter-term debt securities.  The Fund's share  prices can go up or down when  interest  rates  change  because of the effect of the changes on the value of the Fund's investments in debt securities.

o        Special Risks in Using Derivative  Investments.  The Fund can use derivatives to seek increased returns or to try to hedge  investment  risks.  In general  terms,  a derivative  investment is an investment  contract  whose value  depends  on (or is  derived  from) the  value of an  underlying  asset,  interest  rate or  index.  Options, futures, forwards, interest rate swaps and structured notes are examples of derivatives the Fund can use.

         If the issuer of the  derivative  does not pay the amount due, the Fund can lose money on the  investment.
Also, the  underlying  security or investment on which the derivative is based,  and the derivative  itself,  might not perform the way the Manager  expected it to perform.  If that  happens,  the Fund's share prices could  decline or the Fund  could get less  income  than  expected.  The Fund has  limits on the  amount  of  particular  types of derivatives it can hold.  However,  using  derivatives  can cause the Fund to lose money on its  investment  and/or increase the volatility of its share prices.

         HOW RISKY IS THE FUND OVERALL?  The risks  described above  collectively  form the overall risk profile of the Fund and can  affect the value of the  Fund's  investments,  its  investment  performance  and the price of its shares.  Particular  investments  and  investment  strategies  also have risks.  These risks mean that you can lose money by  investing  in the Fund.  When you redeem your  shares,  they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.

         In the short term,  the stock  markets can be volatile,  and the price of the Fund's shares will go up and down. In the  OppenheimerFunds  spectrum,  the Fund may be less volatile than funds that invest only in stocks, but may be more volatile than funds that focus on government securities and investment-grade bond funds.

-------------------------------------------------------------------------------------------------------------------
An  investment  in the Fund is not a deposit of any bank and is not insured or  guaranteed  by the Federal  Deposit
Insurance Corporation or any other government agency.
-------------------------------------------------------------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks of  investing  in the Fund,  by showing  changes in the
Fund's  performance  (for its Class A shares)  from year to year for the last 10 calendar  years and by showing how the  average  annual  total  returns of the Fund's  shares,  both  before  and after  taxes,  compare to those of a broad-based  market index.  The after-tax  returns are shown for Class A shares only and are  calculated  using the historical  highest  individual  federal  marginal income tax rates in effect during the periods shown,  and do not reflect  the impact of state or local  taxes.  The  after-tax  returns  for the other  classes of shares will vary.
The  after-tax  returns  are  calculated  based on certain  assumptions  mandated  by  regulation  and your  actual after-tax  returns may differ from those shown,  depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their Fund shares  through  tax-deferred  arrangements  such as 401(k) plans or IRAs or to institutional  investors not subject to tax. The Fund's past investment  performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

                              Annual Total Returns (Class A) (as of 12/31 each year)

                  [See appendix to prospectus for data in bar chart showing annual total returns]

For the period from 1/1/2002  through  3/31/2002,  the  cumulative  return (not  annualized)  of Class A shares was
-1.44%.

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.
During the period shown in the bar chart,  the highest  return (not  annualized)  for a calendar  quarter was
18.30% (4Qtr'98) and the lowest return (not annualized) for a calendar quarter was -13.87% (3Qtr'01).

--------------------------------------------- ------------------------- ------------------------- -------------------------
                                                       1 Year                   5 Years                   10 Years
Average Annual Total Returns                   (or life of class, if     (or life of class, if     (or life of class, if
for the periods ended December 31, 2001                less)                     less)                     less)
--------------------------------------------- ------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- ------------------------- -------------------------
Class A Shares (inception 10/2/47)
  Return Before Taxes                                 -15.58%                    7.79%                     11.07%
  Return After Taxes on Distributions                 -15.99%                    5.78%                     8.58%
  Return  After Taxes on  Distributions  and           -9.44%                    5.90%                     8.29%
  Sales of Fund Shares
--------------------------------------------- ------------------------- ------------------------- -------------------------
S & P 500 Index (reflects no deduction for            -11.88%                    10.70%                   12.93%1
fees, expenses or taxes)
--------------------------------------------- ------------------------- ------------------------- -------------------------
Class B Shares (inception 5/3/93)                     -15.57%                    7.89%                     10.62%
--------------------------------------------- ------------------------- ------------------------- -------------------------
Class C Shares (inception 8/29/95)                    -12.12%                    8.17%                     10.77%
--------------------------------------------- ------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- ------------------------- -------------------------
Class N Shares (inception 3/1/01)                     -8.45%2                     N/A                       N/A
--------------------------------------------- ------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- ------------------------- -------------------------
Class Y Shares (inception 6/1/94)                     -10.29%                    9.22%                     11.92%
--------------------------------------------- ------------------------- ------------------------- -------------------------
1 From 12/31/91.
2 The total return for Class N shares is cumulative and is not annualized.

The Fund's  average  annual total returns  include the applicable  sales charge:  for Class A, the current  maximum initial  sales  charge of 5.75%;  for Class B, the  contingent  deferred  sales  charges of 5%  (1-year)  and 2% (5 years);  and for Class C and Class N, the 1%  contingent  deferred  sales charge for the 1-year  period for Class C shares and  life-of-class  period for Class N shares.  Because  Class B shares  convert to Class A shares 72 months after  purchase,  Class B  "life-of-class"  performance  does not include any contingent  deferred sales charge and uses Class A  performance  for the  period  after  conversion.  There is no sales  charge  for Class Y shares.  The
Fund's returns  measure the  performance of a hypothetical  account and assume that all dividends and capital gains distributions  have  been  reinvested  in  additional  shares.  The  performance  of the  Fund's  Class A shares is compared to the S&P 500 Index,  an unmanaged index of equity  securities that is a measure of the general  domestic stock  market.  The index  performance  reflects  the  reinvestment  of income but does not consider the effects of transaction costs.  The Fund's investments may vary from the securities in the index.

Fees and Expenses of the Fund

The Fund pays a variety of expenses  directly for  management of its assets,  administration,  distribution  of its shares and other  services.  Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.  All  shareholders  therefore pay those  expenses  indirectly.  Shareholders  pay other  expenses directly,  such as sales  charges and  account  transaction  charges.  The  following  tables are meant to help you understand  the fees and expenses you may pay if you buy and hold shares of the Fund.  The numbers  below are based on the Fund's expenses during its fiscal year ended December 31, 2001.

Shareholder Fees (charges paid directly from your investment):

  ------------------------- ----------------- ------------------ ------------------- ----------------- ------------------
                             Class A Shares    Class B Shares      Class C Shares    Class N shares     Class Y Shares
  ------------------------- ----------------- ------------------ ------------------- ----------------- ------------------
  ------------------------- ----------------- ------------------ ------------------- ----------------- ------------------
  Maximum Sales Charge           5.75%              None                None                                 None
  (Load) on purchases
  (as % of offering price)                                                                None
  ------------------------- ----------------- ------------------ ------------------- ----------------- ------------------
  ------------------------- ----------------- ------------------ ------------------- ----------------- ------------------
  Maximum Deferred Sales         None1               5%2                1%3                                  None
  Charge (Load) (as % of
  the lower of the                                                                         1%4
  original offering price
  or redemption proceeds)
  ------------------------- ----------------- ------------------ ------------------- ----------------- ------------------
1.       A  contingent  deferred  sales  charge  may apply to  redemptions  of  investments  of $1  million or more
     ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.       Applies to redemptions in first year after purchase.  The contingent  deferred sales charge declines to 1%
     in the sixth year and is eliminated after that.
3.       Applies to shares redeemed within twelve (12) months of purchase.
4.       Applies to shares redeemed within eighteen (18) months of retirement plan's first purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

----------------------------- ------------------ ----------------- ------------------- ------------------ -----------------
                               Class A Shares     Class B Shares     Class C Shares     Class N Shares     Class Y Shares
----------------------------- ------------------ ----------------- ------------------- ------------------ -----------------
----------------------------- ------------------ ----------------- ------------------- ------------------ -----------------
Management Fees                     0.52%             0.52%              0.52%               0.52%             0.52%
----------------------------- ------------------ ----------------- ------------------- ------------------ -----------------
----------------------------- ------------------ ----------------- ------------------- ------------------ -----------------
Distribution and/or
Service Plan (12b-1) Fees           0.21%             1.00%              1.00%               0.50%              N/A
----------------------------- ------------------ ----------------- ------------------- ------------------ -----------------
----------------------------- ------------------ ----------------- ------------------- ------------------ -----------------
Other Expenses                      0.17%             0.17%              0.17%               0.21%             0.28%
----------------------------- ------------------ ----------------- ------------------- ------------------ -----------------
----------------------------- ------------------ ----------------- ------------------- ------------------ -----------------
Total Annual
Operating Expenses                                    1.69%              1.69%               1.23%             0.80%
                                    0.90%
----------------------------- ------------------ ----------------- ------------------- ------------------ -----------------
Expenses  may vary in future  years.  "Other  expenses"  include  transfer  agent  fees,  custodial  expenses,  and accounting and legal expenses the Fund pays.

The  "Other  Expenses"  in the table are based on,  among  other  things,  the fees the Fund would have paid if the transfer  agent had not waived a portion of its fee under a voluntary  undertaking  to the Fund to limit these fees to 0.25% per annum for Class Y shares  and 0.35% per annum for all other  classes.  After the  waiver,  the  actual
"Other  Expenses" and "Total Annual  Operating  Expenses" as percentages of average daily net assets were 0.24% and
0.76%, respectively, for Class Y shares.

EXAMPLES.  The  following  examples  are  intended to help you compare the cost of  investing  in the Fund with the cost of investing in other mutual funds.  The examples  assume that you invest  $10,000 in a class of shares of the
Fund for the time periods indicated and reinvest your dividends and distributions.

         The first  example  assumes  that you redeem all of your  shares at the end of those  periods.  The second example  assumes that you keep your shares.  Both  examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your actual costs may be higher or lower  because expenses will vary over time. Based on these assumptions your expenses would be as follows:

---------------------------------- ---------------------- ------------------- ------------------- ---------------
If shares are redeemed:                   1 Year               3 Years             5 Years          10 Years1
---------------------------------- ---------------------- ------------------- ------------------- ---------------
---------------------------------- ---------------------- ------------------- ------------------- ---------------
Class A Shares                             $662                  $845               $1,045            $1,619
---------------------------------- ---------------------- ------------------- ------------------- ---------------
---------------------------------- ---------------------- ------------------- ------------------- ---------------
Class B Shares                             $672                  $833               $1,118            $1,595
---------------------------------- ---------------------- ------------------- ------------------- ---------------
---------------------------------- ---------------------- ------------------- ------------------- ---------------
Class C Shares                             $272                  $533                $918             $1,998
---------------------------------- ---------------------- ------------------- ------------------- ---------------
---------------------------------- ---------------------- ------------------- ------------------- ---------------
Class N Shares                             $225                  $390                $676             $1,489
---------------------------------- ---------------------- ------------------- ------------------- ---------------
---------------------------------- ---------------------- ------------------- ------------------- ---------------
Class Y Shares                              $82                  $255                $444              $990
---------------------------------- ---------------------- ------------------- ------------------- ---------------

---------------------------------- ---------------------- ------------------- ------------------- ---------------
If shares are not redeemed:               1 Year               3 Years             5 Years          10 Years1
---------------------------------- ---------------------- ------------------- ------------------- ---------------
---------------------------------- ---------------------- ------------------- ------------------- ---------------
Class A Shares                             $662                  $845               $1,045            $1,619
---------------------------------- ---------------------- ------------------- ------------------- ---------------
---------------------------------- ---------------------- ------------------- ------------------- ---------------
Class B Shares                             $172                  $533                $918             $1,595
---------------------------------- ---------------------- ------------------- ------------------- ---------------
---------------------------------- ---------------------- ------------------- ------------------- ---------------
Class C Shares                             $172                  $533                $918             $1,998
---------------------------------- ---------------------- ------------------- ------------------- ---------------
---------------------------------- ---------------------- ------------------- ------------------- ---------------
Class N Shares                             $125                  $390                $676             $1,489
---------------------------------- ---------------------- ------------------- ------------------- ---------------
---------------------------------- ---------------------- ------------------- ------------------- ---------------
Class Y Shares                              $82                  $255                $444              $990
---------------------------------- ---------------------- ------------------- ------------------- ---------------
In the first example,  expenses  include the initial sales charge for Class A and the  applicable  Class B, Class C or Class N  contingent  deferred  sales  charges.  In the second  example,  the Class A expenses  include the sales charge,  but Class B, Class C and Class N expenses do not include the  contingent  deferred  sales  charges.  There are no sales charges on Class Y shares.
1.   Class  B  expenses  for  years 7  through  10 are  based  on  Class  A  expenses,  since  Class  B  shares automatically convert to Class A 72 months after purchase.

About the Fund's Investments

THE FUND'S  PRINCIPAL  INVESTMENT  POLICIES.  The  composition of the Fund's  portfolio  among  different  types of investments  will vary over time based on the  Manager's  evaluation  of  economic  and market  trends.  The Fund's portfolio  might not always include all of the different  types of investments  described  below.  The Statement of
Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Manager  tries to reduce risks by carefully  researching  securities  before they are  purchased.  The
Fund attempts to reduce its exposure to market risks by  diversifying  its  investments,  that is, by not holding a substantial  percentage  of the stock of any one company and by not  investing too great a percentage of the Fund's assets  in any one  company.  Also,  the  Fund  does  not  concentrate  25% or more of its  investments  in any one industry.

Stocks  and  Other  Equity  Investments.  Equity  securities  include  common  stocks,  preferred  stocks  and debt securities  convertible  into common stock.  The Fund's equity  investments can include  interests in real estate  investment  trusts.  Those  securities may be sensitive to changes in interest rates,  and because the real  estate  market  can be very  volatile  at times,  the  prices  of those  securities  may  change substantially.  Because total return has two  components,  capital  appreciation  and income,  the Manager might select stocks that offer the potential for either or both of those elements.

         While many convertible  securities are debt securities,  the Manager  considers some of them to be "equity equivalents"  because  of the  conversion  feature.  In that  case  their  rating  has less  impact on the investment  decision  than in the case of other  debt  securities.  However,  they are  subject  to credit risks,  discussed below in "Debt  Securities,"  and interest rate risk. These securities might be selected for the Fund because they offer the ability to participate in stock market  movements  while offering some current income.  Preferred stocks,  while a form of equity security,  typically have a fixed dividend that may cause their prices to behave more like those of debt securities.

o        Growth Stocks.  The types of growth companies the Manager focuses on are larger,  more established  growth companies.  Growth companies,  for example, may be developing new products or services,  such as companies in the  technology  sector,  or they may be  expanding  into  new  markets  for  their  products,  such as companies in the energy sector.  Newer growth  companies tend to retain a large part of their earnings for research,  development or investment in capital assets.  Therefore,  they do not tend to emphasize  paying dividends and may not pay any dividends for some time. If they are selected for the Fund's  portfolio,  it is because the Manager believes the price of the stock will increase over time.

o        Value Stocks.  These are stocks that appear to be  temporarily  undervalued,  by various  measures such as price/earnings  ratios.  Value  investing  seeks  stocks with  prices that are low  relative to their real worth or  future  prospects.  The hope is that the Fund  will  realize  appreciation  in the  value of its holdings when other investors  realize the intrinsic value of the stock.  However,  there is the risk that the stock will not appreciate in value as anticipated.

Debt Securities.  The Fund's  investments in debt securities  include  securities  issued or guaranteed by the U.S.
         government or its agencies and  instrumentalities,  and foreign and domestic  corporate  bonds,  notes and debentures.  These are selected primarily for their income  possibilities and to help cushion fluctuations in the Fund's net asset value.

         A debt  security  is  essentially  a loan by the buyer to the  issuer  of the debt  security.  The  issuer promises to pay back the  principal  amount of the loan and normally  pays interest at a fixed or variable
         rate   while   the  loan  is   outstanding.   The  debt   securities   the  Fund  buys  may  be  rated  by
         nationally-recognized  rating  organizations  such as  Moody's  Investors  Services  or  Standard & Poor's
         Ratings  Service or they may be unrated  securities  assigned an  equivalent  rating by the  Manager.  The
         Fund's investments may be above or below investment grade in credit quality.

o        Special Risks of Lower-Grade  Securities.  All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk.  The Fund can invest  without  limit in  "lower-grade"  securities, commonly  known as "junk bonds." These are  securities  rated below "BBB" by Standard & Poor's or "Baa" by
         Moody's,  or unrated securities assigned a comparable rating by the Manager.  However,  the Fund currently does not invest a substantial amount of its assets in lower-grade  securities,  including convertible debt securities.

         While  investment-grade  securities  are subject to risks of  non-payment  of interest and  principal,  in
         general   high-yield,   lower-grade   bonds,   whether   rated  or  unrated,   have  greater   risks  than
         investment-grade  securities.  There may be less of a market for them and therefore  they may be harder to value and sell at an  acceptable  price.  These  risks  mean that the Fund may not  achieve  the  expected income  from  lower-grade  securities,  and that the Fund's net asset value per share could be affected by declines in the value of these securities.

o        U.S.  Government  Securities.  The Fund can invest in securities issued or guaranteed by the U.S. Treasury
         or  other  U.S.   Government   agencies  or   federally-chartered   corporate   entities  referred  to  as
         "instrumentalities."  These are  referred to as "U.S.  Government  securities"  in this  Prospectus.  They include  Treasury  bills  (having  maturities  of one year or less when  issued),  Treasury  notes (having maturities of from one to ten years when issued),  and Treasury bonds (having  maturities of more than ten years when issued).

         Treasury  securities  are backed by the full faith and credit of the United  States as to timely  payments of  interest  and  repayment  of  principal.  The Fund can buy U. S.  Treasury  securities  that have been
         "stripped" of their interest  coupons by a Federal  Reserve Bank,  zero-coupon  U.S.  Treasury  securities described below,  and Treasury  Inflation-Protection  Securities  ("TIPS").  Although not rated,  Treasury obligations have little credit risk but prior to their maturity are subject to interest rate risk.

Portfolio  Turnover.  The Fund may engage in  short-term  trading to try to achieve its  objective  and will likely have a high portfolio  turnover rate.  Portfolio  turnover  affects  brokerage costs the Fund pays. If the
         Fund realizes  capital gains when it sells its portfolio  investments,  it must  generally pay those gains out to shareholders,  increasing their taxable  distributions.  The Financial  Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.
CAN  THE  FUND'S   INVESTMENT   OBJECTIVE  AND  POLICIES   CHANGE?   The  Fund's  Board  of  Directors  can  change
non-fundamental  investment policies without shareholder  approval,  although significant changes will be described in amendments to this  Prospectus.  Fundamental  policies  cannot be changed  without the approval of a majority of the Fund's  outstanding  voting  shares.  The Fund's  investment  objective  is a  fundamental  policy.  Investment restrictions  that are fundamental  policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To seek  its  objective,  the  Fund can  also  use the  investment  techniques  and strategies  described  below.  The Fund might not always use all of them.  These  techniques  have  certain  risks, although some are designed to help reduce overall investment or market risks.

Zero-Coupon and "Stripped"  Securities.  Some of the U.S.  government debt securities the Fund buys are zero-coupon bonds that pay no interest.  They are issued at a substantial  discount from their face value.  "Stripped"
         securities are the separate  income or principal  components of a debt security.  Zero-coupon and stripped securities are subject to greater  fluctuations  in price from interest rate changes than  securities that pay  interest  on a  regular  basis.  The Fund  may  have to pay out the  imputed  income  on  zero-coupon securities  without  receiving  the actual  cash  currently.  Interest-only  securities  are  particularly sensitive to changes in interest rates.

Foreign  Investing.  The Fund  can buy  securities  of  companies  or  governments  in any  country,  developed  or underdeveloped.  However,  the Fund  does not  expect  to  invest  significant  amounts  of its  assets in emerging  markets.  While  there is no limit on the amount of the Fund's  assets  that may be  invested in foreign  securities,  the Manager does not  currently  plan to invest a  substantial  amount of the Fund's assets in foreign securities.

o        Special Risks of Foreign  Investing.  While foreign  securities  offer special  investment  opportunities, there are also special risks,  such as the effects of a change in value of a foreign  currency against the
         U.S.  dollar,  which will result in a change in the U.S.  dollar value of securities  denominated  in that foreign  currency.  Foreign  issuers are not subject to the same  accounting and  disclosure  requirements that U.S.  companies are subject to. The value of foreign  investments may be affected by exchange control regulations,  expropriation or nationalization of a company's assets,  foreign taxes, delays in settlement of  transactions,  changes in  governmental  economic or monetary  policy in the U.S. or abroad,  or other political and economic factors.

Illiquid  and  Restricted  Securities.  Investments  may be  illiquid  because  they do not have an active  trading market,  making it  difficult  to value them or sell them  quickly at an  acceptable  price.  A restricted security is one that has a contractual  restriction  on its resale or which cannot be sold publicly  until it is  registered  under the  Securities  Act of 1933.  The Fund will not invest  more than 10% of its net assets  in  illiquid  or  restricted  securities  (the  Board can  increase  that  limit to 15%).  Certain restricted  securities  that are  eligible  for resale to qualified  institutional  purchasers  may not be subject to that  limit.  The Manager  monitors  holdings of  illiquid  securities  on an ongoing  basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative  Investments.  The Fund can  invest in a number  of  different  kinds of  "derivative"  investments.  In general  terms,  a derivative  instrument is an investment  contract whose value depends on (or is derived from) the value of an underlying  asset,  interest rate or index. In the broadest  sense,  exchange-traded options,  futures  contracts,  and other  hedging  instruments  the Fund might use may be considered to be derivative  investments.  Derivatives  may  increase  the  volatility  of the Fund's  share price or cause investment losses.

o        Hedging.  The  Fund  can buy and  sell  futures  contracts,  put and  call  options,  swaps,  and  forward contracts.  These  are  all  referred  to  as  "hedging  instruments."  The  Fund  does  not  use  hedging instruments for  speculative  purposes.  The Fund has limits on its use of hedging  instruments and is not required to use them in seeking its investment objective.

         The Fund could buy and sell  options,  futures and forward  contracts  for a number of  purposes.  Some of these strategies would hedge the Fund's portfolio against price  fluctuations.  Other hedging  strategies, such as buying  futures and call  options,  would tend to increase the Fund's  exposure to the  securities market. The Fund  may also try to manage its exposure to changing interest rates.

         There are also special risks in particular  hedging  strategies.  Options trading  involves the payment of premiums  and can  increase  portfolio  turnover.  For  example,  if a covered call written by the Fund is exercised on an investment  that has increased in value,  the Fund will be required to sell the investment at the call price and will not be able to realize  any profit if the  investment  has  increased  in value above the call price.

         If the Manager used a hedging  instrument at the wrong time or judged market conditions  incorrectly,  the strategy  could  reduce the Fund's  return.  The Fund  could also  experience  losses if the prices of its futures and options  positions  were not  correlated  with its other  investments or if it could not close out a position because of an illiquid market.

Temporary  Defensive and Interim  Investments.  In times of unstable  adverse  market or economic  conditions,  the
         Fund can invest up to 100% of its assets in temporary  defensive  investments that are  inconsistent  with the  Fund's  principal  investment  strategies.  Generally,  they  would  be  cash  equivalents  (such  as commercial paper), money market instruments,  short-term debt securities,  U.S. government securities,  or repurchase  agreements and may include other  investment-grade  debt securities.  The Fund could also hold these types of  securities  pending the  investment  of proceeds from the sale of Fund shares or portfolio securities  or  to  meet  anticipated  redemptions  of  Fund  shares.  To  the  extent  the  Fund  invests defensively in these securities, it might not achieve its investment objective.

How the Fund Is Managed

THE MANAGER.  The Manager chooses the Fund's investments and handles its day-to-day  business.  The Manager carries out its  duties,  subject  to the  policies  established  by the Fund's  Board of  Directors,  under an  investment advisory  agreement  that states the Manager's  responsibilities.  The agreement sets the fees the Fund pays to the
Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment  advisor since  January 1960.  The Manager and its  subsidiaries and affiliates  manage more than $130 billion in assets as of March 31, 2002,  including  other  Oppenheimer  funds with more than 6.3  million  shareholder  accounts.  The Manager is located at 498 Seventh  Avenue,  New York,  New
York 10018.

Portfolio  Managers.  The portfolio  managers of the Fund are Bruce Bartlett and  Christopher  Leavy.  They are the
         persons  primarily  responsible for selecting the securities for the Fund's  portfolio.  Messrs.  Bartlett and Leavy are also portfolio  managers and officers of other  Oppenheimer  funds. Mr.  Bartlett,  who is a
         Senior Vice President of the Manager,  has been a Vice  President and portfolio  manager of the Fund since
         1995. Mr. Leavy,  who is a Senior Vice  President of the Manager,  has been a Vice President and portfolio manager of the Fund since October 3, 2000.  Prior to joining the Manager in April 1995,  Mr.  Bartlett was a Vice President and Senior  Portfolio  Manager of First of America  Investment Corp. Prior to joining the
         Manager in September  2000,  Mr. Leavy was a portfolio  manager at Morgan  Stanley Dean Witter  Investment
         Management.  Prior to joining  Morgan  Stanley Dean Witter in 1997, Mr. Leavy was an analyst and portfolio manager for Crestar Asset Management commencing in 1995.

Advisory Fees.  Under the  investment  advisory  agreement,  the Fund pays the Manager an advisory fee at an annual rate that  declines on  additional  assets as the Fund grows:  0.75% of the first $100  million of average annual net assets of the Fund,  0.70% of the next $100 million,  0.65% of the next $100 million,  0.60% of the next $100  million,  0.55% of the next $100  million and 0.50% of average  annual net assets in excess of $500 million.  The Fund's  management  fee for its last fiscal year ended  December 31, 2001 was 0.52%
         of average annual net assets for each class of shares.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

How  Do  You  Buy  Shares?  You  can  buy  shares  several  ways,  as  described  below.  The  Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc., may appoint  certain  servicing  agents to accept  purchase (and  redemption)
orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer.  You can buy shares  through any dealer,  broker or financial  institution  that has a sales  agreement  with the  Distributor.  Your dealer will place your order with the  Distributor on your behalf.

Buying Shares Through Your Distributor.  Complete an OppenheimerFunds  New Account Application and return it with a check payable to "OppenheimerFunds  Distributor,  Inc." Mail it to P.O. Box 5270, Denver,  Colorado 80217.
         If you don't  list a dealer on the  application,  the  Distributor  will act as your  agent in buying  the shares.  However,  we recommend that you discuss your investment with a financial  advisor before you make a purchase to be sure that the Fund is appropriate for you.

o        Paying by Federal Funds Wire.  Shares  purchased  through the Distributor may be paid for by Federal Funds wire. The minimum  investment is $2,500.  Before sending a wire,  call the  Distributor's  Wire Department at 1.800.525.7048 to notify the Distributor of the wire, and to receive further instructions.

o        Buying Shares Through  OppenheimerFunds  AccountLink.  With AccountLink,  you pay for shares by electronic funds  transfers  from your bank  account.  Shares are  purchased  for your account  through the Automated
         Clearing  House (ACH) system.  You can provide those  instructions  automatically,  under an Asset Builder
         Plan,  described below, or by telephone  instructions  using  OppenheimerFunds  PhoneLink,  also described below. Please refer to "AccountLink," below for more details.

o        Buying  Shares  Through  Asset Builder  Plans.  You may purchase  shares of the Fund (and up to four other
         Oppenheimer  funds)  automatically  each month from your account at a bank or other financial  institution under an Asset  Builder  Plan with  AccountLink.  Details  are in the Asset  Builder  Application  and the
         Statement of Additional Information.

HOW  MUCH  MUST YOU  INVEST?  You can buy  Fund  shares  with a  minimum  initial  investment  of  $1,000  and make additional  investments  at any time with as little as $25.  There are reduced  minimum  investments  under special investment plans.

o        With Asset Builder Plans,  403(b) plans,  Automatic  Exchange Plans and military  allotment plans, you can make initial and subsequent  investments  for as little as $25. You can make  additional  purchases of at least $25 through AccountLink.

o        Under retirement plans,  such as IRAs,  pension and  profit-sharing  plans and 401(k) plans, you can start your account  with as little as $250.  If your IRA is started  under an Asset  Builder  Plan,  the $25 minimum applies. Additional purchases may be as little as $25.

o        The  minimum  investment  requirement  does not  apply  to  reinvesting  dividends  from the Fund or other
             Oppenheimer funds (a list of them appears in the Statement of Additional  Information,  or you can ask
             your dealer or call the Transfer  Agent),  or reinvesting  distributions  from unit investment  trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES  SOLD?  Shares are sold at their  offering  price,  which is the net asset value per share plus any initial sales charge that  applies.  The offering  price that applies to a purchase  order is based on the next  calculation of the net asset value per share that is made after the  Distributor  receives the purchase order at its offices in  Colorado,  or after any agent  appointed by the  Distributor  receives the order and sends it to the Distributor.

Net asset value.  The Fund  calculates  the net asset value of each class of shares as of the close of The New York
         Stock  Exchange,  on each day the  Exchange  is open for  trading  (referred  to in this  Prospectus  as a
         "regular  business day"). The Exchange  normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

         The net asset value per share is  determined  by dividing the value of the Fund's net assets  attributable to a class by the number of shares of that class  that are  outstanding.  To  determine  net asset  value, the Fund's  Board of Directors  has  established  procedures  to value the Fund's  securities,  in general based on market  value.  The Board has adopted  special  procedures  for valuing  illiquid and  restricted securities  and  obligations  for which market  values  cannot be readily  obtained.  Because some foreign securities  trade in markets and on exchanges  that operate on weekends and U.S.  holidays,  the values of some of the Fund's foreign  investments  might change  significantly  on days when investors cannot buy or redeem shares.

         If,  after the close of the  principal  market on which a security  held by the Fund is traded,  and before the time the Fund's  securities  are priced that day, an event  occurs  that the  Manager  deems  likely to cause a material  change in the value of such  security,  the Fund's Board of Directors has  authorized the
         Manager, subject to the Board's review, to ascertain a fair value for such security.

The offering  price.  To receive the  offering  price for a particular  day, in most cases the  Distributor  or its designated  agent  must  receive  your order by the time of day The New York Stock  Exchange  closes  that day.  If your order is received  on a day when the  Exchange  is closed or after it has closed,  the order will receive the next offering price that is determined after your order is received.

Buying  shares  through a dealer.  If you buy shares  through a dealer,  your dealer must  receive the order by the close of The New York  Stock  Exchange  and  transmit  it to the  Distributor  so that it is  received  before  the
Distributor's  close of business on a regular  business day  (normally  5:00 P.M.) to receive  that day's  offering price.  Otherwise, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers  investors five (5) different  classes of shares.  The different  classes of shares  represent  investments  in the same  portfolio  of  securities,  but the  classes are subject to  different  expenses  and will likely  have  different  share  prices.  When you buy shares,  be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares,  you pay an initial sales charge (on  investments  up to $1 million for regular  accounts or $500,000 for certain  retirement  plans).  The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can I Buy Class A Shares?" below.

Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of  purchase,  but you will pay an annual  asset-based  sales charge. If you sell your shares within six years of buying them, you will normally pay a contingent  deferred  sales charge.  That  contingent  deferred  sales charge varies  depending on how long you own your shares, as described in "How Can I Buy Class B Shares?" below.
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of  purchase,  but you will pay an annual  asset-based  sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can I Buy Class C Shares?" below.

Class N Shares.  If you buy Class N shares  (available only through  certain  retirement  plans),  you pay no sales charge at the time of  purchase,  but you will pay an annual  asset-based  sales  charge.  If you sell your  shares within  eighteen (18) months of the  retirement  plan's first  purchase of Class N shares  (available  only through certain  retirement  plans),  you may pay a contingent  deferred sales charge of 1.0%, as described in "How Can You
Buy Class N Shares?" below
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class Y Shares.  Class Y shares are offered only to certain  institutional  investors that have special  agreements with the Distributor.
-------------------------------------------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide that the Fund is an  appropriate  investment for you, the decision as to which class of shares is best  suited to your needs  depends on a number of factors  that you should discuss  with your  financial  advisor.  Some  factors to consider are how much you plan to invest and how long you plan to hold your  investment.  If your goals and objectives  change over time and you plan to purchase  additional shares,  you should  re-evaluate  those factors to see if you should consider  another class of shares.  The Fund's operating  costs that apply to a class of shares and the  effect of the  different  types of sales  charges on your investment will vary your investment results over time.

         The  discussion  below  is  not  intended  to be  investment  advice  or a  recommendation,  because  each investor's  financial  considerations  are different.  The discussion below assumes that you will purchase only one class of shares,  and not a combination  of shares of different  classes.  Of course,  these  examples are based on approximations  of the effect of current sales charges and expenses  projected  over time, and do not detail all of the  considerations  in selecting a class of shares.  You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your  Investment?  While future  financial needs cannot be predicted with certainty, knowing how long you expect to hold your  investment  will assist you in selecting the  appropriate  class of shares.  Because of the effect of  class-based  expenses,  your choice will also depend on how much you plan to invest.  For example,  the reduced sales charges  available for larger purchases of Class A shares may, over time,  offset the effect of paying an initial sales charge on your  investment,  compared to the effect  over  time of  higher  class-based  expenses  on  shares  of  Class  B,  Class C or  Class  N. For retirement  plans  that  qualify  to  purchase  Class N  shares,  Class N shares  will  generally  be more advantageous than Class B and Class C shares.

o        Investing  for the  Shorter  Term.  While the Fund is meant to be a  long-term  investment,  if you have a relatively  short-term  investment horizon (that is, you plan to hold your shares for not more than six years), you should probably  consider  purchasing Class A or Class C shares rather than Class B shares.  That is because of the effect of the Class B contingent  deferred  sales charge if you redeem  within six years,  as well as the effect of the Class B asset-based  sales charge on the  investment  return for that class in the  short-term.  Class C shares might be the appropriate  choice  (especially  for investments of less than $100,000),  because there is no initial sales charge on Class C shares,  and the contingent  deferred sales charge does not apply to amounts you sell after holding them one year.

However,  if you plan to invest more than $100,000 for the shorter term, then as your investment  horizon increases toward  six years,  Class C shares  might not be as  advantageous  as Class A shares.  That is  because  the annual asset-based  sales  charge on Class C shares will have a greater  impact on your  account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

And for  non-retirement  plan  investors  who invest $1 million or more,  in most cases  Class A shares will be the most  advantageous  choice,  no matter how long you intend to hold your shares.  For that reason,  the  Distributor normally  will not accept  purchase  orders of  $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o        Investing for the Longer Term. If you are investing  less than $100,000 for the  longer-term,  for example for  retirement,  and do not  expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You?  Some  account  features  may not be available to
         Class B, Class C or Class N  shareholders.  Other features may not be advisable  (because of the effect of the  contingent  deferred  sales  charge)  for Class B, Class C or Class N  shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account  before  deciding  which  class of shares to buy.

         Additionally,  the dividends  payable to Class B, Class C and Class N shareholders  will be reduced by the additional  expenses  borne by those  classes  that are not borne by Class A shares,  such as the Class B,
         Class C and  Class  N  asset-based  sales  charge  described  below  and in the  Statement  of  Additional
         Information.  Share  certificates  are not available  for Class B, Class C and Class N shares,  and if you are  considering  using your shares as  collateral  for a loan,  that may be a factor to  consider.  Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker?  A financial  advisor may receive  different  compensation for selling one class of shares than for selling  another  class.  It is important  to remember  that Class B,
         Class C and Class N  contingent  deferred  sales  charges  and  asset-based  sales  charges  have the same purpose as the  front-end  sales charge on sales of Class A shares:  to  compensate  the  Distributor  for concessions  and  expenses  it  pays to  dealers  and  financial  institutions  for  selling  shares.  The
         Distributor  may pay  additional  compensation  from its own resources to securities  dealers or financial institutions  based upon the value of shares of the Fund owned by the dealer or financial  institution for its own account or for its customers.

SPECIAL SALES CHARGE  ARRANGEMENTS AND WAIVERS.  Appendix C to the Statement of Additional  Information details the conditions  for the waiver of sales  charges that apply in certain  cases,  and the special sales charge rates that apply to purchases of shares of the Fund by certain groups,  or under specified  retirement plan arrangements or in other  special  types of  transactions.  To receive a waiver or special  sales  charge  rate,  you must  advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares  are sold at their  offering  price,  which is  normally  net asset value plus an initial  sales  charge.  However,  in some cases,  described  below,  purchases are not subject to an initial sales charge,  and the offering  price will be the net asset value.  In other cases,  reduced sales charges may be  available,  as  described  below or in the  Statement  of  Additional  Information.  Out of the  amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge  varies  depending on the amount of your  purchase.  A portion of the sales charge may be retained by the  Distributor  or  allocated to your dealer as  concession.  The  Distributor  reserves the right to reallow the entire  concession  to dealers.  The current  sales  charge rates and  concessions  paid to dealers and brokers are as follows:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Amount of Purchase               Front-End Sales Charge As    Front-End Sales Charge As    Concession As Percentage
                                      a Percentage of        a Percentage of Net Amount
                                      Offering Price                  Invested                 of Offering Price
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Less than $25,000                          5.75%                        6.10%                        4.75%
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
$25,000 or more but less than              5.50%                        5.82%                        4.75%
$50,000
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
$50,000 or more but less than              4.75%                        4.99%                        4.00%
$100,000
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
$100,000 or more but less                  3.75%                        3.90%                        3.00%
than $250,000
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
$250,000 or more but less                  2.50%                        2.56%                        2.00%
than $500,000
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
$500,000 or more but less                  2.00%                        2.04%                        1.60%
than $1 million
------------------------------- ---------------------------- ---------------------------- ----------------------------

Can You Reduce  Class A Sales  Charges?  You may be eligible to buy Class A shares at reduced  sales  charge  rates under the Fund's "Right of  Accumulation"  or a Letter of Intent,  as described in "Reduced Sales Charges"
         in the Statement of Additional  Information.  The Class A initial and  contingent  deferred  sales charges are not imposed in the circumstances described in Appendix C to the Statement of Additional Information.

Class A Contingent  Deferred  Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the  Oppenheimer  funds  aggregating  $1  million  or more,  or for  certain  purchases  by particular  types of retirement  plans that were  permitted to purchase such shares prior to March 1, 2001
         ("grandfathered  retirement  accounts").  Retirement plans are not permitted to make initial  purchases of
         Class A shares subject to a contingent  deferred sales charge,  except as provided below.  The Distributor pays  dealers of record  concessions  in an amount  equal to 1.0% of purchases of $1 million or more other than by grandfathered  retirement accounts. For grandfathered  retirement accounts, the concession is 1.0%
         of the first $2.5 million,  plus 0.50% of the next $2.5 million,  plus 0.25% of purchases over $5 million, calculated  on a calendar  year basis.  In either case,  the  concession  will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.
         If you redeem any of those shares within an 18 month "holding  period"  measured from the beginning of the calendar  month of their  purchase,  a contingent  deferred  sales charge  (called the "Class A contingent deferred  sales  charge") may be deducted from the  redemption  proceeds.  That sales charge will be equal to 1.0% of the lesser of:
o        the  aggregate  net  asset  value of the  redeemed  shares  at the time of  redemption  (excluding  shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

         The Class A contingent  deferred sales charge will not exceed the aggregate  amount of the concessions the
         Distributor  paid to your  dealer on all  purchases  of Class A shares of all  Oppenheimer  funds you made that were subject to the Class A contingent deferred sales charge.

Purchases  by Certain  Retirement  Plans.  There is no initial  sales  charge on purchases of Class A shares of any one or more  Oppenheimer  funds by retirement  plans that have $10 million or more in plan assets and that have entered into a special  agreement with the  Distributor  and by retirement  plans which are part of a retirement  plan  product or  platform  offered  by certain  banks,  broker-dealers,  financial  advisors, insurance  companies or  recordkeepers  which have entered into a special  agreement with the Distributor.
         The Distributor  currently pays dealers of record  concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement  plans from its own resources at the time of sale,  subject to certain  exceptions  as  described in the  Statement of  Additional  Information.  There is no  contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset  value per share  without  an  initial  sales charge.  However,  if Class B shares are redeemed  within 6 years from the beginning of the calendar month of their purchase,  a  contingent  deferred  sales  charge  will be  deducted  from the  redemption  proceeds.  The  Class B
contingent   deferred  sales  charge  is  paid  to  compensate  the  Distributor  for  its  expenses  of  providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the  contingent  deferred sales charge will depend on the number of years since you invested and the dollar  amount being  redeemed,  according to the  following  schedule for the Class B contingent  deferred sales charge holding period:
------------------------------------------------------------ -------------------------------------------------------
                                                             Contingent Deferred Sales Charge on
Years Since Beginning of Month in Which                      Redemptions in That Year
Purchase Order was Accepted                                  (As % of Amount Subject to Charge)
------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------
                           0 - 1                                                      5.0%
------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------
                           1 - 2                                                      4.0%
------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------
                           2 - 3                                                      3.0%
------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------
                           3 - 4                                                      3.0%
------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------
                           4 - 5                                                      2.0%
------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------
                           5 - 6                                                      1.0%
------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------
                      6 and following                                                 None
------------------------------------------------------------ -------------------------------------------------------

In the table, a "year" is a 12-month period.  In applying the contingent  deferred sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic  Conversion  of Class B Shares.  Class B shares  automatically  convert to Class A shares 72 months after you purchase  them.  This  conversion  feature  relieves  Class B shareholders  of the  asset-based  sales charge that applies to Class B shares under the Class B Distribution  and Service Plan,  described  below.
         The  conversion  is based on the relative  net asset value of the two classes,  and no sales load or other charge is imposed.  When any Class B shares you hold  convert,  a prorated  portion of your Class B shares that were acquired by reinvesting  dividends and  distributions  on the converted shares will also convert to Class A shares.  The  conversion  feature  is  subject to the  continued  availability  of a tax ruling described in the Statement of Additional  Information.  For further  information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES?  Class C shares are sold at net asset  value per share  without  an  initial  sales charge.  However,  if Class C shares are redeemed  within a holding  period of 12 months from the  beginning of the calendar month of their purchase,  a contingent  deferred sales charge of 1.0% will be deducted from the redemption proceeds.  The Class C contingent  deferred sales charge is paid to compensate the  Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

How Can You Buy Class N Shares?  Class N shares are offered  only  through  retirement  plans  (including  IRAs and
403(b) plans) that purchase  $500,000 or more of Class N shares of one or more  Oppenheimer  funds or through group retirement  plans  (which do not  include  IRAs and 403(b)  plans)  that have  assets of $500,000 or more or 100 or more eligible  participants.  See  "Availability of Class N shares" in the Statement of Additional  Information for other circumstances where Class N shares are available for purchase.

         A contingent deferred sales charge of 1.00% will be imposed upon the redemption of Class N shares, if:
o        The group  retirement plan is terminated or Class N shares of all  Oppenheimer  funds are terminated as an investment  option of the plan and Class N shares  are  redeemed  within 18 months  after the  plan's first purchase of Class N shares of any Oppenheimer fund, or
o        With  respect to an IRA or 403(b) plan,  Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement  plans  that  offer  Class N shares  may  impose  charges  on plan  participant  accounts.  The procedures  for buying,  selling,  exchanging and  transferring  the Fund's other classes of shares (other than the time those  orders must be received by the  Distributor  or Transfer  Agent in  Colorado)  and the special  account features  applicable to purchasers of those other classes of shares  described  elsewhere in this prospectus do not apply  to  Class N  shares  offered  through  a group  retirement  plan.  Instructions  for  purchasing  redeeming, exchanging or transferring  Class N shares offered  through a group  retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES?  Class Y shares are sold at net asset value per share  without  sales  charge  directly to certain  institutional  investors that have special  agreements with the Distributor for this purpose.  They may
include  insurance   companies,   registered   investment  companies  and  employee  benefit  plans.  For  example,
Massachusetts  Mutual Life Insurance Company, an affiliate of the Manager,  may purchase Class Y shares of the Fund and other  Oppenheimer  funds (as well as Class Y shares  of funds  advised  by  MassMutual)  for asset  allocation programs,  investment  companies  or  separate  investment  accounts  it  sponsors  and  offers  to its  customers.
Individual investors cannot buy Class Y shares directly.

         An  institutional  investor  that buys Class Y shares for its  customers'  accounts may impose  charges on those  accounts.  The  procedures for buying,  selling,  exchanging  and  transferring  the Fund's other classes of shares and the special account  features  available to investors  buying those other classes of shares do not apply to Class Y shares.  An exception is that the time those  orders must be received by the  Distributor  or its agents or by the Transfer Agent is the same for Class Y as for other share classes.  However,  those  instructions must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12B-1) PLANS.

Service  Plan for  Class A Shares.  The Fund has  adopted a Service  Plan for  Class A shares.  It  reimburses  the
         Distributor  for a portion of its costs  incurred  for  services  provided to  accounts  that hold Class A shares.  Reimbursement  is made  quarterly  at an annual  rate of up to 0.25% of the  average  annual  net assets  presented by Class A shares of the Fund. The  Distributor  currently uses all of those fees to pay dealers,  brokers,  banks and other financial  institutions  quarterly for providing  personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution  and  Service  Plans for Class B, Class C and Class N Shares.  The Fund has adopted  Distribution  and
         Service  Plans  for  Class B,  Class C and  Class N shares  to pay the  Distributor  for its  services  in distributing  Class B, Class C and Class N shares and servicing  accounts.  Under the plans, the Fund pays the  Distributor  an annual  asset-based  sales  charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares.  The  Distributor  also  receives a service  fee of 0.25% per year under each of the plans.

         The  asset-based  sales charge and service fees increase Class B and Class C expenses by 1.00% and Class N expenses by 0.50% of the net assets per year.  Because  these fees are paid out of the Fund's assets on an ongoing basis,  over time these fees will increase the cost of your  investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate  dealers for providing  personal services for accounts that hold Class B, Class C or Class N shares.  The  Distributor  pays the 0.25% service fees to dealers in advance  for the first year after the shares are sold by the  dealer.  After the shares have been held for a year, the Distributor  pays the service fees to dealers on a quarterly  basis.  The Distributor  retains the service fees for accounts for which it renders the required personal services.

         The  Distributor  currently  pays sales  concessions  of 3.75% of the purchase  price of Class B shares to dealers from its own  resources at the time of sale.  Including  the advance of the service fee, the total amount paid by the  Distributor to the dealer at the time of sale of Class B shares is therefore  4.00% of the  purchase  price,  subject  to  certain  exceptions  as  described  in  the  Statement  of  Additional
         Information.  The Distributor retains the Class B asset-based sales charge.
         The  Distributor  currently  pays sales  concessions  of 0.75% of the purchase  price of Class C shares to dealers from its own  resources at the time of sale.  Including  the advance of the service fee, the total amount paid by the  Distributor to the dealer at the time of sale of Class C shares is therefore  1.00% of the purchase price.  The Distributor  pays the  asset-based  sales charge as an ongoing  commission to the dealer on Class C shares that have been outstanding for a year or more.

         The  Distributor  currently  pays sales  concessions  of 0.75% of the purchase  price of Class N shares to dealers from its own  resources at the time of sale.  Including  the advance of the service fee, the total amount paid by the  Distributor to the dealer at the time of sale of Class N shares is therefore  1.00% of the  purchase  price,  subject  to  certain  exceptions  as  described  in  the  Statement  of  Additional
         Information.  The Distributor retains the asset-based sales charge on Class N shares.

Special Investor Services

AccountLink.  You can use our  AccountLink  feature to link your Fund  account  with an  account at a U.S.  bank or other financial institution.  It must be an Automated Clearing House (ACH) member. AccountLink lets you:

o        transmit funds  electronically  to purchase shares by telephone  (through a service  representative  or by
                  PhoneLink) or automatically under Asset Builder Plans, or
o        have the Transfer  Agent send  redemption  proceeds or transmit  dividends and  distributions  directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been  established.  To purchase shares in amounts up to $250,000 through a telephone  representative,  call the Distributor at  1.800.852.8457.  The purchase payment will be debited from your bank account.

         AccountLink  privileges should be requested on your Application or your dealer's  settlement  instructions if you buy your  shares  through  a  dealer.  After  your  account  is  established,  you can  request  AccountLink privileges by sending  signature-guaranteed  instructions to the Transfer Agent.  AccountLink privileges will apply to each shareholder  listed in the registration on your account as well as to your dealer  representative of record unless and until the Transfer Agent receives written instructions  terminating or changing those privileges.  After
you  establish   AccountLink  for  your  account,   any  change  of  bank  account  information  must  be  made  by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system that enables  shareholders to perform a
number  of  account   transactions   automatically   using  a   touch-tone   phone.   PhoneLink   may  be  used  on
already-established  Fund accounts after you obtain a Personal  Identification Number (PIN), by calling the special
PhoneLink number, 1.800.533.3310.

Purchasing  Shares.  You may purchase  shares in amounts up to $100,000 by phone,  by calling  1.800.533.3310.  You must have  established  AccountLink  privileges  to link your bank  account with the Fund to pay for these purchases.

Exchanging  Shares.  With the  OppenheimerFunds  exchange  privilege,  described  below,  you can  exchange  shares automatically  by phone from your Fund  account  to  another  OppenheimerFunds  account  you have  already established by calling the special PhoneLink number.

Selling  Shares.  You can redeem shares by telephone  automatically  by calling the  PhoneLink  number and the Fund will send the proceeds  directly to your AccountLink  bank account.  Please refer to "How to Sell Shares,"
         below for details.

CAN YOU SUBMIT  TRANSACTION  REQUESTS BY FAX? You may send  requests for certain types of account  transactions  to the Transfer Agent by fax (telecopier).  Please call  1.800.525.7048  for information about which  transactions may be handled  this way.  Transaction  requests  submitted  by fax are subject to the same rules and  restrictions  as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS  INTERNET WEBSITE.  You can obtain information about the Fund, as well as your account balance, on the  OppenheimerFunds  Internet website,  at  WWW.OPPENHEIMERFUNDS.COM.  Additionally,  shareholders  listed in the account  registration  (and the  dealer of record)  may  request  certain  account  transactions  through a special section of that website.  To perform account  transactions  or obtain account  information  online,  you must first obtain  a user  I.D.  and  password  on that  website.  If you do not  want to have  Internet  account  transaction capability  for your  account,  please call the  Transfer  Agent at  1.800.525.7048.  At times,  the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares  automatically or  exchange  them to another  OppenheimerFunds  account on a regular  basis.  Please  call the  Transfer  Agent or consult the Statement of Additional Information for details.

REINVESTMENT  PRIVILEGE.  If you redeem  some or all of your Class A or Class B shares of the Fund,  you have up to
6 months to reinvest  all or part of the  redemption  proceeds  in Class A shares of the Fund or other  Oppenheimer funds without paying a sales charge.  This privilege  applies only to Class A shares that you purchased  subject to an initial  sales  charge and to Class A or Class B shares on which you paid a  contingent  deferred  sales  charge when you  redeemed  them.  This  privilege  does not apply to Class C, Class N or Class Y shares.  You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT  PLANS.  You may buy shares of the Fund for your retirement  plan account.  If you participate in a plan sponsored  by your  employer,  the plan trustee or  administrator  must buy the shares for your plan  account.  The
Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover IRAs.
SEP-IRA. These are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.
403(b)(7)  Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt  organizations,  such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.

Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

         Please call the Distributor for  OppenheimerFunds  retirement plan documents,  which include  applications and important plan information.

How to Sell Shares

You can sell  (redeem)  some or all of your shares on any  regular  business  day.  Your shares will be sold at the next net asset value  calculated  after your order is received in proper form (which means that it must comply with the  procedures  described  below) and is accepted  by the  Transfer  Agent.  The Fund lets you sell your shares by writing a letter or by  telephone.  You can also set up Automatic  Withdrawal  Plans to redeem  shares on a regular basis.  If you have  questions  about any of these  procedures,  and  especially if you are  redeeming  shares in a special  situation,  such as due to the death of the  owner or from a  retirement  plan  account,  please  call the
Transfer Agent first, at 1.800.525.7048, for assistance.

Certain Requests Require a Signature  Guarantee.  To protect you and the Fund from fraud, the following  redemption requests must be in writing and must include a signature  guarantee  (although  there may be other  situations that also require a signature guarantee):

o        You wish to redeem $100,000 or more and receive a check
o        The redemption check is not payable to all shareholders listed on the account statement
o        The redemption check is not sent to the address of record on your account statement
o        Shares are being transferred to a Fund account with a different owner or name
o        Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your  Signature  Guaranteed?  The Transfer  Agent will accept a guarantee of your signature by a number of financial institutions, including:

o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities,
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation,  partnership or other business or as a fiduciary,  you must also include your title in the signature.

Retirement  Plan  Accounts.  There are special  procedures to sell shares in an  OppenheimerFunds  retirement  plan account.  Call the Transfer Agent for a distribution  request form.  Special  income tax  withholding  requirements apply to distributions  from retirement  plans. You must submit a withholding form with your redemption  request to avoid delay in getting  your money and if you do not want tax  withheld.  If your  employer  holds your  retirement plan account for you in the name of the plan,  you must ask the plan trustee or  administrator  to request the sale of the Fund shares in your plan account.

Sending  Redemption  Proceeds by Wire.  While the Fund normally sends your money by check,  you can arrange to have the  proceeds  of the shares you sell sent by Federal  Funds wire to a bank  account  you  designate.  It must be a commercial  bank that is a member of the Federal Reserve wire system.  The minimum  redemption you can have sent by wire is $2,500.  There is a $10 fee for each  wire.  To find out how to set up this  feature on your  account or to arrange a wire, call the Transfer Agent at 1.800.852.8457.

HOW DO YOU SELL SHARES BY MAIL?   Write a letter of instructions that includes:

o        Your name
o        The Fund's name
o        Your Fund account number (from your account statement)
o        The dollar amount or number of shares to be redeemed
o        Any special payment instructions
o        Any share certificates for the shares you are selling
o        The signatures of all registered owners exactly as the account is registered, and
o        Any special  documents  requested  by the  Transfer  Agent to assure  proper  authorization  of the person asking to sell the shares.

Use the following address for requests by mail:      Send courier or express mail requests to:
OppenheimerFunds Services                            OppenheimerFunds Services
P.O. Box 5270                                                 10200 E. Girard Avenue, Building D
Denver, Colorado 80217-5270                          Denver, Colorado 80231

HOW DO YOU SELL  SHARES BY  TELEPHONE?  You and your dealer  representative  of record may also sell your shares by telephone.  To receive the  redemption  price  calculated on a particular  regular  business day, your call must be received by the Transfer  Agent by the close of The New York Stock  Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an  OppenheimerFunds  retirement plan account or under a share certificate by telephone.

o        To redeem shares through a service representative, call 1.800.852.8457
o        To redeem shares automatically on PhoneLink, call 1.800.533.3310

         Whichever  method you use, you may have a check sent to the address on the account  statement,  or, if you have linked your Fund account to your bank  account on  AccountLink,  you may have the  proceeds  sent to that bank account.

Are There Limits On Amounts Redeemed By Telephone?

o        Telephone  Redemptions  Paid by Check.  Up to $100,000 may be redeemed by  telephone in any 7-day  period.
         The check must be  payable  to all  owners of record of the shares and must be sent to the  address on the account statement.  This service is not available within 30 days of changing the address on an account.

o        Telephone  Redemptions  Through  AccountLink  or  by  Wire.  There  are  no  dollar  limits  on  telephone redemption  proceeds sent to a bank account  designated when you establish  AccountLink.  Normally the ACH transfer  to your  bank is  initiated  on the  business  day  after  the  redemption.  You do not  receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have  requested  Federal  Funds  wire  privileges  for  your  account,  the wire of the  redemption proceeds  will  normally  be  transmitted  on the next bank  business  day after the shares are  redeemed.
         There is a  possibility  that  the  wire  may be  delayed  up to  seven  days to  enable  the Fund to sell securities  to pay the  redemption  proceeds.  No dividends  are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmission by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER?  The  Distributor  has made  arrangements  to repurchase  Fund shares from dealers  and  brokers  on behalf of their  customers.  Brokers or dealers  may  charge  for that  service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW  CONTINGENT  DEFERRED  SALES CHARGES AFFECT  REDEMPTIONS.  If you purchase  shares subject to Class A, Class B,
Class C or Class N contingent  deferred sales charges and redeem any of those shares during the applicable  holding period for the class of  shares,  the  contingent  deferred  sales  charge  will be  deducted  from the  redemption proceeds,  unless you are eligible for a waiver of that sales charge based on the  categories  listed in Appendix C to the Statement of Additional  Information  and you advise the Transfer Agent of your  eligibility  for the waiver when you place your redemption request.

         A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

o        the amount of your account value represented by an increase in net asset value over the initial purchase price,
o        shares purchased by the reinvestment of dividends or capital gains distributions, or
o        shares redeemed in the special circumstances described in Appendix C to the Statement of Additional
              Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
         1. shares acquired by reinvestment of dividends and capital gains distributions,
         2. shares held for the holding period that applies to the class,
         3. shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

         Shares of the Fund may be exchanged for shares of certain  Oppenheimer  funds at net asset value per share at the time of exchange,  without sales charge.  Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis.  To exchange shares, you must meet several conditions:

o        Shares of the fund selected for exchange must be available for sale in your state of residence.
o        The prospectuses of both funds must offer the exchange privilege.
o        You must hold the  shares  you buy when you  establish  your  account  for at least 7 days  before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
o        You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
o        Before exchanging into a fund, you must obtain and read its prospectus.

         Shares  of a  particular  class of the Fund may be  exchanged  only for  shares  of the same  class in the other  Oppenheimer  funds.  For example,  you can  exchange  Class A shares of this Fund only for Class A shares of another fund. In some cases,  sales charges may be imposed on exchange  transactions.  For tax purposes,  exchanges of shares  involve a sale of the shares of the fund you own and a purchase of the shares of the other  fund,  which may result in a capital gain or loss.  Please  refer to "How to Exchange  Shares" in the  Statement  of  Additional
Information for more details.

You can find a list of  Oppenheimer  funds  currently  available  for  exchanges  in the  Statement  of  Additional
Information or obtain one by calling a service  representative  at  1.800.525.7048.  That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written  Exchange  Requests.  Submit  an  OppenheimerFunds  Exchange  Request  form,  signed  by all  owners of the account.  Send it to the  Transfer  Agent  at the  address  on the back  cover.  Exchanges  of  shares  held  under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone  Exchange Requests.  Telephone  exchange requests may be made either by calling a service  representative at 1.800.852.8457,  or by using PhoneLink for automated  exchanges by calling  1.800.533.3310.  Telephone exchanges may be made only  between  accounts  that are  registered  with the same  name(s)  and  address.  Shares held under certificates may not be exchanged by telephone.
ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:

o        Shares are normally  redeemed from one fund and purchased from the other fund in the exchange  transaction on the same  regular  business  day on which the  Transfer  Agent  receives an exchange  request that conforms  to the  policies  described  above.  It must be received by the close of The New York Stock
              Exchange  that day,  which is normally  4:00 P.M.  but may be earlier on some days.  However,  either fund may delay the  purchase  of shares of the fund you are  exchanging  into up to seven  days if it determines it would be disadvantaged by the same day exchange.
         o   The interests of the Fund's  long-term  shareholders  and its ability to manage its investments may be adversely  affected when its shares are repeatedly  bought and sold in response to short-term  market fluctuations--also  known as "market  timing." When large dollar  amounts are involved,  the Fund may have difficulty  implementing  long-term  investment  strategies,  because it cannot predict how much cash it will have to invest.  Market timing also may force the Fund to sell  portfolio  securities at disadvantageous  times to raise the cash needed to buy a market  timer's Fund shares.  These  factors may hurt the Fund's  performance and its  shareholders.  When the Manager  believes  frequent trading would have a disruptive  effect on the Fund's ability to manage its investments,  the Manager and the
              Fund may reject  purchase  orders and  exchanges  into the Fund by any person,  group or account that the Manager believes to be a market timer.
o        Because  excessive  trading can hurt fund performance and harm  shareholders,  the Fund reserves the right to refuse  any  exchange  request  that it  believes  will  disadvantage  it,  or to refuse  multiple exchange requests submitted by a shareholder or dealer.
o        The Fund may amend,  suspend or terminate  the exchange  privilege at any time.  The Fund will provide you notice  whenever it is required to do so by  applicable  law,  but it may impose  changes at any time for emergency purposes.
o        If the Transfer  Agent cannot  exchange all the shares you request  because of a restriction  cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying,  selling,  and exchanging shares is contained in the Statement of Additional Information.

The  offering  of shares  may be  suspended  during  any period in which the  determination  of net asset  value is suspended,  and the offering may be suspended by the Board of Directors at any time the Board  believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the  Fund  at any  time.  The  Fund  will  provide  you  notice  whenever  it is  required  to do so by applicable  law. If an account has more than one owner,  the Fund and the  Transfer  Agent may rely on the instructions  of any one owner.  Telephone  privileges  apply to each owner of the  account and the dealer representative  of record for the account  unless the Transfer Agent  receives  cancellation  instructions from an owner of the account.

The Transfer Agent will record any telephone  calls to verify data  concerning  transactions  and has adopted other procedures  to confirm  that  telephone  instructions  are genuine,  by  requiring  callers to provide tax identification  numbers and other account data or by using PINs, and by confirming  such  transactions  in writing.  The  Transfer  Agent and the Fund will not be liable  for  losses  or  expenses  arising  out of telephone instructions reasonably believed to be genuine.
Redemption or transfer  requests will not be honored until the Transfer  Agent  receives all required  documents in proper  form.  From  time to  time,  the  Transfer  Agent  in its  discretion  may  waive  certain  of the requirements for redemptions stated in this Prospectus.

Dealers  that can perform  account  transactions  for their  clients by  participating  in  NETWORKING  through the
         National  Securities  Clearing  Corporation are  responsible  for obtaining  their clients'  permission to perform those  transactions,  and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

The  redemption  price for  shares  will vary from day to day  because  the value of the  securities  in the Fund's portfolio  fluctuates.  The redemption price, which is the net asset value per share, will normally differ for each class of shares.  The  redemption  value of your  shares may be more or less than their  original cost.

Payment for redeemed  shares  ordinarily  is made in cash.  It is forwarded by check or through  AccountLink  or by
         Federal Funds wire (as elected by the  shareholder)  within seven days after the Transfer  Agent  receives
         redemption  instructions  in  proper  form.  However,  under  unusual  circumstances   determined  by  the
         Securities and Exchange  Commission,  payment may be delayed or suspended.  For accounts registered in the
         name  of  a  broker-dealer,   payment  will  normally  be  forwarded  within  three  business  days  after redemption.

The Transfer  Agent may delay  forwarding a check or processing a payment via  AccountLink  for recently  purchased shares,  but only until the purchase  payment has  cleared.  That delay may be as much as 10 days from the date the shares were  purchased.  That delay may be avoided if you purchase  shares by Federal  Funds wire or certified  check, or arrange with your bank to provide  telephone or written  assurance to the Transfer
         Agent that your purchase payment has cleared.

Involuntary  redemptions  of small  accounts may be made by the Fund if the account value has fallen below $500 for reasons  other  than the fact that the  market  value of shares has  dropped.  In some  cases  involuntary redemptions  may be made to repay the  Distributor  for losses  from the  cancellation  of share  purchase orders.

Shares may be "redeemed in kind" under unusual  circumstances  (such as a lack of liquidity in the Fund's portfolio to meet  redemptions).  This means that the redemption  proceeds will be paid with liquid  securities from the Fund's portfolio.

 "Backup  Withholding"  of  federal  income  tax  may be  applied  against  taxable  dividends,  distributions  and redemption proceeds (including  exchanges) if you fail to furnish the Fund your correct,  certified Social
         Security or Employer  Identification  Number when you sign your  application,  or if you under-report your income to the Internal Revenue Service.

To  avoid  sending  duplicate  copies  of  materials  to  households,  the  Fund  will  mail  only one copy of each prospectus,  annual and semi-annual  report and annual notice of the Fund's privacy policy to shareholders having  the same last name and  address  on the  Fund's  records.  The  consolidation  of these  mailings, called householding, benefits the Fund through reduced mailing expense.
         If you  want to  receive  multiple  copies  of  these  materials,  you may  call  the  Transfer  Agent  at
         1.800.525.7048.  You may also notify the  Transfer  Agent in writing.  Individual  copies of  prospectuses and reports and privacy  notices will be sent to you  commencing 30 days after the Transfer Agent receives your request to stop householding.

DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS.  The Fund intends to declare  dividends  separately for each class of shares from net investment  income on an annual basis. The Fund intends to pay dividends to shareholders in December.

         Dividends  and  other  distributions  paid on Class A and Class Y shares  will  generally  be higher  than dividends for Class B, Class C and Class N shares,  which  normally  have higher  expenses than Class A and Class Y shares.  The  Fund  has no fixed  dividend  rate and  cannot  guarantee  that it will  pay any  dividends  or other distributions.

CAPITAL  GAINS.  The Fund may realize  capital gains on the sale of portfolio  securities.  If it does, it may make distributions  out of any net  short-term or long-term  capital  gains in December of each year.  The Fund may make supplemental  distributions  of dividends and capital gains  following the end of its fiscal year.  There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT ARE YOUR CHOICES FOR RECEIVING  DISTRIBUTIONS?  When you open your account,  specify on your  application  how you want to receive your dividends and distributions.  You have four options:

Reinvest All  Distributions  in the Fund.  You can elect to reinvest all dividends and capital gains  distributions in additional shares of the Fund.

Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.

Receive  All  Distributions  in Cash.  You can  elect to  receive  a check  for all  dividends  and  capital  gains distributions or have them sent to your bank through AccountLink.

Reinvest Your  Distributions in Another  OppenheimerFunds  Account.  You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred  retirement account,  you should be aware of the following tax implications  of  investing  in the Fund.  Distributions  are  subject to federal  income tax and may be subject to state or local  taxes.  Dividends  paid from  short-term  capital  gains and net  investment  income are taxable as
ordinary  income.   Long-term   capital  gains  are  taxable  as  long-term   capital  gains  when  distributed  to
shareholders.  It does not matter how long you have held your shares.  Whether you reinvest your  distributions  in additional shares or take them in cash, the tax treatment is the same.

         Every year the Fund will send you and the IRS a statement  showing the amount of any taxable  distribution you  received  in the  previous  year.  Any  long-term  capital  gains  will be  separately  identified  in the tax information the Fund sends you after the end of the calendar year.

Avoid  "Buying a  Dividend."  If you buy shares on or just  before  the  ex-dividend  date or just  before the Fund declares a capital  gain  distribution,  you will pay the full  price for the shares and then  receive a portion of the price back as a taxable dividend or capital gain.

Remember,  There May be Taxes on Transactions.  Because the Fund's share prices  fluctuate,  you may have a capital gain or loss when you sell or exchange  your  shares.  A capital gain or loss is the  difference  between the price you paid for the  shares and the price you  received  when you sold them.  Any  capital  gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain  cases,  distributions  made by the Fund may be  considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information  about your  investment.  You should  consult  with  your tax  adviser  about the  effect of an  investment  in the Fund on your  particular  tax situation.

Financial Highlights

The Financial  Highlights Table is presented to help you understand the Fund's  financial  performance for the past
5 fiscal years.  Certain  information  reflects financial results for a single Fund share. The total returns in the table  represent  the rate that an investor  would have  earned (or lost) on an  investment  in the Fund  (assuming reinvestment  of all  dividends  and  distributions).  This  information  was audited by Deloitte & Touche LLP, the
Fund's  independent  auditors,  whose  report,  along with the Fund's  financial  statements,  is  included  in the
Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

CLASS A                 YEAR ENDED DECEMBER 31,                   2001          2000           1999
1998            1997
====================================================================================================================================

 PER SHARE OPERATING DATA

 Net asset value, beginning of period   $ 11.78       $ 13.25        $ 12.23      $ 11.00         $ 9.77
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                              .08           .15            .14
..16            .16
 Net realized and unrealized gain (loss)                          (1.31)         (.84)          2.01
2.09           2.49

--------------------------------------------------------------------
 Total income (loss) from
 investment operations                                            (1.23)         (.69)          2.15
2.25           2.65
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                              (.11)         (.15)          (.12)
(.15)          (.14)
 Distributions from net realized gain                              (.04)         (.63)         (1.01)
(.87)         (1.28)

--------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                   (.15)         (.78)         (1.13)
(1.02)         (1.42)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $    10.40    $    11.78     $    13.25   $
12.23     $    11.00

====================================================================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                             (10.43)%       (5.62)%        18.34%
21.16%         27.39%

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                    $2,665,614    $3,161,399     $3,157,204
$2,594,324     $2,237,603
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $2,847,999    $3,382,139     $2,756,760
$2,387,815     $2,045,166
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                             0.66%         1.17%          1.12%
1.31%          1.43%
 Expenses                                                          0.90%         0.87%          0.87%
0.86%(3)       0.89%(3)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                            116%           61%            34%
38%            92%
1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. 2. Annualized for periods of less than one full year. 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses. | OPPENHEIMER TOTAL RETURN FUND, INC. FINANCIAL HIGHLIGHTS Continued CLASS B YEAR ENDED DECEMBER 31, 2001 2000 1999 1998 1997 ==================================================================================================================== PER SHARE OPERATING DATA Net asset value, beginning of period $ 11.65 $ 13.10 $ 12.10 $ 10.89 $ 9.70 -------------------------------------------------------------------------------------------------------------------- Income (loss) from investment operations: Net investment income (loss) (.01) .05 .04 .06 .07 Net realized and unrealized gain (loss) (1.29) (.84) 1.98 2.08 2.45 ------------------------------------------------------------- Total income (loss) from investment operations (1.30) (.79) 2.02 2.14 2.52 -------------------------------------------------------------------------------------------------------------------- Dividends and/or distributions to shareholders: Dividends from net investment income (.01) (.03) (.01) (.06) (.05) Distributions from net realized gain (.04) (.63) (1.01) (.87) (1.28) ------------------------------------------------------------- Total dividends and/or distributions to shareholders (.05) (.66) (1.02) (.93) (1.33) -------------------------------------------------------------------------------------------------------------------- Net asset value, end of period $ 10.30 $ 11.65 $ 13.10 $ 12.10 $ 10.89 ============================================================= ==================================================================================================================== TOTAL RETURN, AT NET ASSET VALUE(1) (11.15)% (6.36)% 17.37% 20.25% 26.17% ==================================================================================================================== RATIOS/SUPPLEMENTAL DATA Net assets, end of period (in thousands) $570,715 $800,063 $1,152,235 $1,201,741 $986,713 -------------------------------------------------------------------------------------------------------------------- Average net assets (in thousands) $658,336 $964,967 $1,196,118 $1,080,395 $877,911 -------------------------------------------------------------------------------------------------------------------- Ratios to average net assets:(2) Net investment income (loss) (0.13)% 0.37% 0.32% 0.50% 0.62% Expenses 1.69% 1.66% 1.67% 1.67%(3) 1.71%(3) -------------------------------------------------------------------------------------------------------------------- Portfolio turnover rate 116% 61% 34% 38% 92%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                    | OPPENHEIMER TOTAL RETURN FUND, INC.

CLASS C   YEAR ENDED DECEMBER 31,                2001      2000      1999      1998         1997
====================================================================================================

 PER SHARE OPERATING DATA

 Net asset value, beginning of period          $ 11.67   $ 13.13   $ 12.13   $ 10.92      $ 9.72
----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.01)      .04       .04       .06         .07
 Net realized and unrealized gain (loss)         (1.30)     (.82)     1.98      2.08        2.46
                                              ------------------------------------------------------
 Total income (loss) from
 investment operations                           (1.31)     (.78)     2.02      2.14        2.53
----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.02)     (.05)     (.02)     (.06)       (.05)
 Distributions from net realized gain             (.04)     (.63)    (1.00)     (.87)      (1.28)
                                              ------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.06)     (.68)    (1.02)     (.93)      (1.33)
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                $ 10.30    $11.67    $13.13    $12.13      $10.92
                                              ======================================================

====================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)            (11.24)%   (6.33)%   17.37%    20.20%      26.23%

====================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)      $90,440  $108,522   $75,886   $58,082     $36,657
----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $98,104  $ 97,172   $66,185   $46,558     $27,349
----------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                    (0.13)%    0.37%     0.31%     0.50%       0.63%
 Expenses                                         1.69%     1.67%     1.68%     1.67%(3)    1.72%(3)
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           116%       61%       34%       38%         92%
1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. 2. Annualized for periods of less than one full year. 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses. | OPPENHEIMER TOTAL RETURN FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
-------------------------------------------------------------------------------

                                                                     PERIOD ENDED
 CLASS N                                                     DECEMBER 31, 2001(1)
=================================================================================

 PER SHARE OPERATING DATA

 Net asset value, beginning of period                                   $ 11.38
---------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                      .02
 Net realized and unrealized gain (loss)                                   (.88)

 Total income (loss) from investment operations                            (.86)
---------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                      (.12)
 Distributions from net realized gain                                      (.04)
                                                                        ---------

 Total dividends and/or distributions to shareholders                      (.16)
---------------------------------------------------------------------------------
 Net asset value, end of period                                         $ 10.36
                                                                        =========

=================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                      (7.54)%

=================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                               $ 1,368
---------------------------------------------------------------------------------
 Average net assets (in thousands)                                      $   593
---------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                                     0.20%
 Expenses                                                                  1.23%
---------------------------------------------------------------------------------
 Portfolio turnover rate                                                    116%

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.
3. Annualized for periods of less than one full year.

                    | OPPENHEIMER TOTAL RETURN FUND, INC.

|

CLASS Y YEAR ENDED DECEMEBR 31,                   2001      2000        1999       1998         1997

=============================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period           $ 11.78   $ 13.26     $ 12.24    $ 11.00       $ 9.77
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                              .09       .17         .17        .17          .18
 Net realized and unrealized gain (loss)          (1.31)     (.84)       2.00       2.10         2.48
                                               --------------------------------------------------------------
 Total income (loss) from
 investment operations                            (1.22)     (.67)       2.17       2.27         2.66
-------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.12)     (.18)       (.14)      (.16)        (.15)
 Distributions from net realized gain              (.04)     (.63)      (1.01)      (.87)       (1.28)
                                               --------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   (.16)     (.81)      (1.15)     (1.03)       (1.43)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $ 10.40   $ 11.78     $ 13.26    $ 12.24      $ 11.00
                                               ==============================================================

=============================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)             (10.29)%   (5.54)%     18.53%     21.33%       27.53%

=============================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)       $49,223   $55,685     $52,442    $38,874      $26,546
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $50,147   $57,358     $47,152    $33,687      $21,977
-------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                             0.80%     1.29%       1.32%      1.39%        1.60%
 Expenses                                          0.80%     0.75%       0.67%      0.80%(3)     0.74%(3)
 Expenses, net of reduction to custodian
 expenses and voluntary waiver of
 transfer agent fees                               0.76%      N/A         N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            116%       61%         34%        38%          92%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                    | OPPENHEIMER TOTAL RETURN FUND, INC.

INFORMATION AND SERVICES

For More Information on Oppenheimer Total Return Fund, Inc.
The following additional information about the Fund is available without charge upon request:

STATEMENT OF
ADDITIONAL INFORMATION.

This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND
SEMI-ANNUAL REPORTS.

Additional information about the Fund’s investments and performance is available in the Fund’s
Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

How to Get More Information

You can request the
Statement of Additional Information, the Annual and Semi-Annual Reports, the
notice explaining the Fund’s privacy policy and other information about the
Fund or your account:

By Telephone:

Call OppenheimerFunds Services toll-free: 1.800.525.7048
By Mail:
Write to:

OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270
On the Internet:

You can send us a  request  by  e-mail  or read or  download  documents  on the  OppenheimerFunds  web  site:
WWW.OPPENHEIMERFUNDS.COM
------------------------

Information about the Fund
including the Statement of Additional Information can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the
operation of the Public Reference Room may be obtained by calling the SEC at
1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC’s Internet web site at
www.sec.gov. Copies may be obtained after payment of a
duplicating fee by electronic request the SEC’s e-mail address:
publicinfo@sec.gov or writing to the SEC’s Public
Reference Section, Washington, D.C. 20549-0102.

No one has been
authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus.
This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                                              The Fund's shares are distributed by:
                                                               OppenheimerFunds Distributor, Inc.
The Fund's SEC File No. is 811-490
PR0420.001.0402 Printed on recycled paper.

                                             Appendix to Prospectus of
                                        Oppenheimer Total Return Fund, Inc.

         Graphic material included in the Prospectus of Oppenheimer Total Return Fund, Inc. (the "Fund") under the heading: "Annual Total Returns (Class A)(as of 12/31 each year)":

         A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for the past 10 calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

------------------------------------------------------------- --------------------------------------------------------
                        Year Ended:                                             Annual Total Return
------------------------------------------------------------- --------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------
                          12/31/92                                                    12.83%
------------------------------------------------------------- --------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------
                          12/31/93                                                    21.24%
------------------------------------------------------------- --------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------
                          12/31/94                                                    -7.86%
------------------------------------------------------------- --------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------
                          12/31/95                                                    30.12%
------------------------------------------------------------- --------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------
                          12/31/96                                                    19.73%
------------------------------------------------------------- --------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------
                          12/31/97                                                    27.39%
------------------------------------------------------------- --------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------
                          12/31/98                                                    21.16%
------------------------------------------------------------- --------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------
                          12/31/99                                                    18.34%
------------------------------------------------------------- --------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------
                          12/31/00                                                    -5.62%
------------------------------------------------------------- --------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------
                          12/31/01                                                    -10.43%
------------------------------------------------------------- --------------------------------------------------------